Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3
2014:
Assets accounted for at fair value:
Fixed-maturity securities:
U.S. government	$95,077	95,077	—	—
States and political subdivisions	11,942	—	11,942	—
Foreign government	2,547	—	2,547	—
Public utilities	41,328	—	41,328	—
Corporate securities	357,330	—	356,258	1,072
Mortgage-backed securities	146,917	—	146,917	—
Derivative asset	4,516	—	4,516	—
Equity securities, trading	1,858	1,858	—	—
Separate account assets	2,214,422	2,214,422	—	—

Total assets accounted for at fair value	$2,875,937	2,311,357	563,508	1,072

Liabilities accounted for at fair value:
Derivative liability	$4,894	—	4,894	—
Separate account liabilities	2,214,422	2,214,422	—	—
Reserves at fair value	150,251	—	—	150,251

Total liabilities accounted for at fair value	$2,369,567	2,214,422	4,894	150,251

	Total	Level 1	Level 2	Level 3
2013:
Assets accounted for at fair value:
Fixed-maturity securities:
U.S. government	$57,228	57,228	—	—
States and political subdivisions	16,509	—	16,509	—
Foreign government	2,423	—	2,423	—
Public utilities	43,330	—	43,330	—
Corporate securities	364,231	—	363,166	1,065
Mortgage-backed securities	162,149	—	162,149	—
Derivative asset	5,508	—	5,508	—
Separate account assets	1,986,039	1,986,039	—	—

Total assets accounted for at fair value	$2,637,417	2,043,267	593,085	1,065

Liabilities accounted for at fair value:
Derivative liability	$73,273	—	73,273	—
Separate account liabilities	1,986,039	1,986,039	—	—
Reserves at fair value	22,640	—	—	22,640

Total liabilities accounted for at fair value	$2,081,952	1,986,039	73,273	22,640

(1)	Reserves at fair value are reported in account balances and future policy benefit reserves on the Balance Sheets.

Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

								Realized
								gains
								(losses)
								included in
								net (loss)
								income
								related to
								financial
			Other	Purchases	Sales	Transfer in		instruments
	Beginning		comprehensive	and	and	and/or on	Ending	still held at
	balance	Net Income	(loss) income	issuances	settlements	Level 3, net	balance	December 31
2014:
Fixed-maturity securities:
Corporate securities	$1,065	—	7	—	—	—	1,072	—

Total fixed-maturity securities	$1,065	—	7	—	—	—	1,072	—

Reserves at fair value	$(22,640)	(44,557)	—	(85,482)	2,428	—	(150,251)	(130,039)
2013:
Fixed-maturity securities:
Corporate securities	$1,102	—	(37)	—	—	—	1,065	—

Total fixed-maturity securities	$1,102	—	(37)	—	—	—	1,065	—

Reserves at fair value	$(95,625)	129,069	—	(58,326)	2,242	—	(22,640)	70,743

Significant Unobservable Inputs Used in Fair Value Measurements for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

		Valuation	Unobservable	Range (weighted
	Fair value	technique	input	average)
2014:
Fixed-maturity securities:
Available-for-sale:
Corporate securities	$1,072	Matrix pricing	Option adjusted spread*	192 (192)
Reserves at fair value: ***
MVLO	(24,478)	Income approach	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality **	0–100%
			Withdrawal Benefit Election	0–50%
GMWB and GMAB	(109,747)	Income approach	Surrenders	0.5–35%
			Mortality **	0–100%

*	No range is applicable due to only one security within classification or the same assumption used on all securities.
**	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table.
***	Certain reseves at fair value related to a new product are not yet modeled and excluded from this disclosure.

Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31:

	2014
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$253	—	253	—	253
Financial liabilities:
Investment contracts	$664,924	—	—	665,404	665,404

	2013
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$263	—	263	—	263
Financial liabilities:
Investment contracts	$558,261	—	—	558,633	558,633